UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number   811-09205
                                                    ---------------

                      Advantage Advisers Xanthus Fund, LLC
         --------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                           200 Park Avenue, 24th Floor
                               New York, NY 10166
            -----------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                Kenneth Gerstein
                           Schulte, Roth and Zabel LLP
                           919 3rd Avenue, 24th Floor
                               New York, NY 10022
            -----------------------------------------------------------
                     (Name and address of agent for service)

      registrant's telephone number, including area code:  212-667-4225
                                                         --------------

                      Date of fiscal year end: December 31
                                              ------------

                     Date of reporting period: June 30, 2008
                                              --------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


                                                       [ADVANTAGE ADVISERS LOGO]



                     Advantage Advisers Xanthus Fund, L.L.C.

                              Financial Statements

                     For the Six Months Ended June 30, 2008

                                   (Unaudited)

                     ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

                              FINANCIAL STATEMENTS

                     FOR THE SIX MONTHS ENDED JUNE 30, 2008
                                   (UNAUDITED)




                                    CONTENTS




Statement of Assets, Liabilities and Members' Capital.......................   1

Schedule of Portfolio Investments...........................................   2

Schedule of Securities Sold, Not Yet Purchased..............................   9

Schedule of Swap Contracts..................................................  14

Statement of Operations.....................................................  24

Statements of Changes in Members' Capital...................................  25

Notes to Financial Statements...............................................  26

Supplemental Information....................................................  38

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL (UNAUDITED)

----------------------------------------------------------------------------------------------------------

                                                                                             JUNE 30, 2008
ASSETS
Investments in securities, at market value (cost - $663,861,706)                            $  624,683,165
Cash and cash equivalents                                                                       72,190,785
Due from broker (including European Euros of $33,896,440 with a cost of $33,702,743,
  Canadian Dollars of $3,066,434 with a cost of $3,115,880,
  Hong Kong Dollars of $9,959,146 with a cost of $9,945,797,
  Malaysian Ringgits of $52,705 with a cost of $52,705, and
  Swedish Kronas of $57,359 with a cost of $50,227)                                            444,117,271
Receivable for investment securities sold                                                       93,828,372
Interest receivable                                                                                932,310
Net unrealized appreciation on swap contracts                                                      400,409
Dividends receivable (net of foreign withholding taxes of $51,570)                                 280,337
Other assets                                                                                        80,297
                                                                                            --------------
    TOTAL ASSETS                                                                             1,236,512,946
                                                                                            --------------


LIABILITIES
Securities sold, not yet purchased, at market value (proceeds - $434,079,522)                  387,219,109
Payable for investment securities purchased                                                     68,147,161
Withdrawals payable                                                                             24,026,420
Incentive payable (see note 3)                                                                      95,407
Due to broker (including Singapore Dollars of $713,843 with a cost of $699,050 and
  Swiss Francs of $102,573 with a cost of $99,464)                                                 816,416
Deferred capital gain country tax (see note 2)                                                   2,905,000
Dividends payable on securities sold, not yet purchased                                            564,325
Accounting and investor services fees payable                                                      102,705
Accrued expenses                                                                                   911,589
                                                                                            --------------
    TOTAL LIABILITIES                                                                          484,788,132
                                                                                            --------------

      NET ASSETS                                                                            $  751,724,814
                                                                                            ==============

MEMBERS' CAPITAL - NET ASSETS
Represented by:
Net capital contributions                                                                   $  744,173,936
Net unrealized appreciation on investments, foreign currency, and swap transactions              7,550,878
                                                                                            --------------
    MEMBERS' CAPITAL - NET ASSETS                                                           $  751,724,814
                                                                                            ==============




   The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED)

----------------------------------------------------------------------------------------------------------

                                                                                             JUNE 30, 2008
SHARES                                                                                        MARKET VALUE
------                                                                                       -------------
                  INVESTMENT IN SECURITIES - 83.10%
                  COMMON STOCK - 81.72%
                  UNITED STATES - 51.39%
                     BATTERIES / BATTERY SYSTEMS - 0.76%
         167,400        Enersys*                                                              $  5,730,102
                                                                                              ------------
                     CHEMICALS - DIVERSIFIED - 0.60%
         129,790        Rockwood Holdings, Inc.*                                                 4,516,692
                                                                                              ------------
                     COMPUTER SERVICES - 0.50%
         115,320        Cognizant Technology Solutions Corp.*                                    3,749,053
                                                                                              ------------
                     COMPUTERS - 1.67%
          74,910        Apple, Inc.*                                                  (a)       12,542,930
                                                                                              ------------
                     COMPUTERS - INTEGRATED SYSTEMS - 0.74%
         222,120        NCR Corp.*                                                               5,597,424
                                                                                              ------------
                     COMPUTERS - PERIPHERAL EQUIPMENT - 1.42%
         282,537        Synaptics, Inc.*                                                        10,660,121
                                                                                              ------------
                     ELECTRONIC COMPONENTS - SEMICONDUCTORS - 7.86%
         692,450        Altera Corp.                                                            14,333,715
         798,460        Monolithic Power Systems, Inc.*                                         17,262,705
         245,655        Netlogic Microsystems, Inc.*                                             8,155,746
       2,107,610        ON Semiconductor Corp.*                                       (a)       19,326,784
                                                                                              ------------
                                                                                      (a)       59,078,950
                                                                                              ------------
                     ENERGY - ALTERNATE SOURCES - 3.31%
         131,060        Energy Conversion Devices, Inc.*                                         9,651,259
          55,910        First Solar, Inc.*                                                      15,253,366
                                                                                              ------------
                                                                                                24,904,625
                                                                                              ------------
                     ENGINES - INTERNAL COMBUSTION - 0.87%
          99,870        Cummins, Inc.                                                            6,543,482
                                                                                              ------------
                     ENTERPRISE SOFTWARE / SERVICES - 4.19%
         598,450        Informatica Corp.*                                                       9,000,688
       1,629,120        Lawson Software, Inc.*                                                  11,843,702
         543,305        Taleo Corp., Class A*                                         (a)       10,643,345
                                                                                      (a)     ------------
                                                                                      (a)       31,487,735
                                                                                              ------------




   The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

----------------------------------------------------------------------------------------------------------

                                                                                             JUNE 30, 2008
SHARES                                                                                        MARKET VALUE
------                                                                                       -------------
                  COMMON STOCK - (CONTINUED)
                  UNITED STATES - (CONTINUED)
                     INDUSTRIAL AUDIO & VIDEO PRODUCTION - 2.92%
         543,710        Dolby Laboratories, Inc., Class A*                            (a)    $  21,911,513
                                                                                             -------------
                     INDUSTRIAL GASES - 0.69%
          55,000        Praxair, Inc.                                                            5,183,200
                                                                                             -------------
                     MEDICAL - BIOMEDICAL / GENETICS - 2.47%
         124,640        Genentech, Inc.*                                                         9,460,176
         171,984        Gilead Sciences, Inc.*                                                   9,106,553
                                                                                             -------------
                                                                                                18,566,729
                                                                                             -------------
                     METAL PROCESSORS & FABRICATION - 0.44%
         100,880        Timken Co.                                                               3,322,987
                                                                                             -------------
                     OIL - FIELD SERVICES - 1.61%
         227,970        Halliburton Co.                                                         12,098,368
                                                                                             -------------
                     PIPELINES - 0.65%
         223,720        El Paso Corp.                                                            4,863,673
                                                                                             -------------
                     RETAIL - APPAREL / SHOES - 0.50%
         114,040        J Crew Group, Inc.*                                                      3,764,460
                                                                                             -------------
                     SEMICONDUCTOR COMPONENTS - INTEGRATED CIRCUITS - 1.62%
         492,690        Cypress Semiconductor Corp.*                                            12,194,078
                                                                                             -------------
                     SEMICONDUCTOR EQUIPMENT - 2.64%
       1,038,690        Applied Materials, Inc.                                       (a)       19,828,592
                                                                                             -------------
                     WEB PORTALS / ISP - 8.71%
         124,430        Google, Inc., Class A*                                        (a)       65,502,441
                                                                                             -------------
                     WIRELESS EQUIPMENT - 7.22%
         972,235        QUALCOMM, Inc.                                                (a)       43,138,067
         309,290        SBA Communications Corp., Class A*                            (a)       11,137,533
                                                                                             -------------
                                                                                                54,275,600
                                                                                             -------------
                  TOTAL UNITED STATES (COST $401,032,074)                                    $ 386,322,755
                                                                                             -------------




   The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

----------------------------------------------------------------------------------------------------------

                                                                                             JUNE 30, 2008
SHARES                                                                                        MARKET VALUE
------                                                                                       -------------
                  COMMON STOCK - (CONTINUED)
                  BELGIUM - 0.32%
                     DIVERSIFIED MANUFACTURING OPERATIONS - 0.32%
         443,654        Hansen Transmissions International*                                  $   2,375,126
                                                                                             -------------
                  TOTAL BELGIUM (COST $1,654,936)                                            $   2,375,126
                                                                                             -------------
                  BERMUDA - 2.08%
                     CONSULTING SERVICES - 0.73%
         366,325        Genpact, Ltd.*                                                (a)        5,465,569
                                                                                             -------------
                     SEMICONDUCTOR COMPONENTS - INTEGRATED CIRCUITS - 1.35%
         574,390        Marvell Technology Group, Ltd.*                                         10,143,727
                                                                                             -------------
                  TOTAL BERMUDA (COST $15,405,673)                                           $  15,609,296
                                                                                             -------------
                  CANADA - 2.23%
                     COMPUTERS - 2.18%
         140,255        Research In Motion, Ltd.*                                               16,395,810
                                                                                             -------------
                     DIVERSIFIED MINERALS - 0.05%
         118,957        MagIndustries Corp.*                                                       404,516
                                                                                             -------------
                  TOTAL CANADA (COST $18,886,693)                                            $  16,800,326
                                                                                             -------------
                  CAYMAN ISLANDS - 0.00%
                     COMPUTERS - MEMORY DEVICES - 0.00%
               1        Seagate Technology                                                              28
                                                                                             -------------
                  TOTAL CAYMAN ISLANDS (COST $28)                                            $          28
                                                                                             -------------
                  CHINA - 8.28%
                     BUILDING & CONSTRUCTION PRODUCTS - MISCELLANEOUS - 0.29%
       1,141,129        China National Building Material Co., Ltd., Class H                      2,195,197
                                                                                             -------------
                     DIVERSIFIED MINERALS - 0.13%
       5,216,287        China Rare Earth Holdings, Ltd.                                          1,016,840
                                                                                             -------------
                     INTERNET CONTENT - INFORMATION / NETWORK - 2.33%
          55,940        Baidu.com, Inc. - Sponsored ADR*                              (a)       17,506,982
                                                                                             -------------
                     MACHINERY - FARM - 0.15%
       5,120,007        First Tractor Co., Ltd., Class H                                         1,155,661
                                                                                             -------------




   The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

----------------------------------------------------------------------------------------------------------

                                                                                             JUNE 30, 2008
SHARES                                                                                        MARKET VALUE
------                                                                                       -------------
                  COMMON STOCK - (CONTINUED)
                  CHINA - (CONTINUED)
                     MEDICAL INSTRUMENTS - 0.00%
          13,209        Golden Meditech Co., Ltd.                                            $       4,455
                                                                                             -------------
                     POWER CONVERSION / SUPPLY EQUIPMENT - 0.94%
       3,427,851        China High Speed Transmission Equipment Group Co., Ltd.                  7,033,789
                                                                                             -------------
                     TRANSACTIONAL SOFTWARE - 0.56%
         252,150        Longtop Financial Technologies, Ltd. - Sponsored ADR*         (a)        4,175,604
                                                                                             -------------
                     WEB PORTALS / ISP - 3.88%
         866,910        Netease.com, Inc. - Sponsored ADR*                                      18,889,969
         241,310        Sina Corp.*                                                             10,267,740
                                                                                             -------------
                                                                                                29,157,709
                                                                                             -------------
                  TOTAL CHINA (COST $70,153,142)                                             $  62,246,237
                                                                                             -------------
                  FRANCE - 4.09%
                     ENTERTAINMENT SOFTWARE - 3.25%
         278,471        UBISOFT Entertainment SA*                                               24,451,219
                                                                                             -------------
                     MACHINERY - GENERAL INDUSTRY - 0.84%
          27,374        Alstom SA                                                                6,325,736
                                                                                             -------------
                  TOTAL FRANCE (COST $21,834,221)                                            $  30,776,955
                                                                                             -------------
                  HONG KONG - 5.83%
                     AGRICULTURAL OPERATIONS - 1.04%
       6,566,027        China Green Holdings, Ltd.                                               7,797,602
                                                                                             -------------
                     AUTOMOBILE / TRUCK PARTS & EQUIPMENT - ORIGINAL - 0.07%
         769,759        Minth Group, Ltd.                                                          540,982
                                                                                             -------------
                     AUTOMOBILE / TRUCK PARTS & EQUIPMENT - REPLACEMENT - 0.48%
       5,573,327        Xinyi Glass Holdings Co., Ltd.                                           3,609,552
                                                                                             -------------
                     BUILDING & CONSTRUCTION - MISCELLANEOUS - 0.30%
       8,784,580        China State Construction International Holdings, Ltd.*                   2,275,725
                                                                                             -------------
                     BUILDING & CONSTRUCTION PRODUCTS - MISCELLANEOUS - 0.49%
     119,884,896        CATIC International Holdings, Ltd.*                                      3,659,223
                                                                                             -------------




   The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

----------------------------------------------------------------------------------------------------------

                                                                                             JUNE 30, 2008
SHARES                                                                                        MARKET VALUE
------                                                                                       -------------
                  COMMON STOCK - (CONTINUED)
                  HONG KONG - (CONTINUED)
                     BUILDING - HEAVY CONSTRUCTION - 0.10%
       3,671,514        PYI Corp., Ltd.                                                      $     729,834
                                                                                             -------------
                     COMMERCIAL SERVICES - 0.47%
      38,124,646        Shenzen International Holdings                                           3,569,243
                                                                                             -------------
                     DIVERSIFIED OPERATIONS - 0.73%
           4,873        NWS Holdings, Ltd.                                                          12,718
       1,439,022        Shanghai Industrial Holdings, Ltd.                                       4,226,202
       1,915,211        Tianjin Development Holdings, Ltd.                                       1,215,820
                                                                                             -------------
                                                                                                 5,454,740
                                                                                             -------------
                     FINANCE - OTHER SERVICES - 0.88%
         452,580        Hong Kong Exchanges & Clearing                                           6,616,794
                                                                                             -------------
                     REAL ESTATE OPERATIONS / DEVELOPMENT - 0.58%
      13,933,829        China Everbright International, Ltd.                                     4,324,473
                                                                                             -------------
                     REITS - SHOPPING CENTERS - 0.69%
       2,290,548        Link REIT                                                                5,217,107
                                                                                             -------------
                  TOTAL HONG KONG (COST $60,471,790)                                         $  43,795,275
                                                                                             -------------
                  SINGAPORE - 1.43%
                     FINANCE - OTHER SERVICES - 1.43%
       2,116,920        Singapore Exchange, Ltd.                                                10,766,509
                                                                                             -------------
                  TOTAL SINGAPORE (COST $10,942,856)                                         $  10,766,509
                                                                                             -------------
                  SPAIN - 4.01%
                     ENERGY - ALTERNATE SOURCES - 0.27%
         177,064        EDP Renovaveis SA*                                                       2,050,450
                                                                                             -------------
                     FINANCE - INVESTMENT BANKER / BROKER - 0.57%
         114,062        Bolsas y Mercados Espanoles                                              4,250,144
                                                                                             -------------
                     POWER CONVERSION / SUPPLY EQUIPMENT - 3.17%
         484,599        Gamesa Corporacion Tecnologica SA                                       23,836,743
                                                                                             -------------
                  TOTAL SPAIN (COST $30,019,032)                                             $  30,137,337
                                                                                             -------------




   The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

----------------------------------------------------------------------------------------------------------

                                                                                             JUNE 30, 2008
SHARES                                                                                        MARKET VALUE
------                                                                                       -------------
                  COMMON STOCK - (CONTINUED)
                  UNITED KINGDOM - 2.06%
                     ELECTRONIC COMPONENTS - SEMICONDUCTORS - 2.06%
       3,046,512        ARM Holdings, PLC - Sponsored ADR                             (a)    $  15,506,746
                                                                                              ------------
                  TOTAL UNITED KINGDOM (COST $22,610,583)                                    $  15,506,746
                                                                                             -------------
                  TOTAL COMMON STOCK (COST $653,011,028)                                     $ 614,336,590
                                                                                             -------------
CONTRACTS
---------
                  PURCHASED OPTIONS - 1.38%
                  CALL OPTIONS - 0.11%
                  UNITED STATES - 0.11%
                     CHEMICALS - DIVERSIFIED - 0.11%
           2,885        E.I. Du Pont de Nemours and Co., 10/18/08, $42.50                          793,375
                                                                                             -------------
                  TOTAL CALL OPTIONS (COST $1,777,010)                                       $     793,375
                                                                                             -------------
                  PUT OPTIONS - 1.27%
                  UNITED STATES - 1.27%
                     AGRICULTURAL OPERATIONS - 0.11%
             553        Bunge Ltd., 10/18/08, $115.00                                              829,500
                                                                                             -------------
                     ELECTRONIC COMPONENTS - SEMICONDUCTORS - 0.08%
           1,153        Silicon Motion Technology Corp - Sponsored ADR.,
                          09/20/08, $20.00                                                         634,150
                                                                                             -------------
                     REGISTERED INVESTMENT COMPANY - 1.08%
          11,158        SPDR Trust Series I., 12/20/08, $127.00                                  8,089,550
                                                                                             -------------
                  TOTAL PUT OPTIONS (COST $9,073,668)                                        $   9,553,200
                                                                                             -------------
                  TOTAL PURCHASED OPTIONS (COST $10,850,678)                                 $  10,346,575
                                                                                             -------------
                  TOTAL INVESTMENTS (COST $663,861,706) - 83.10%                             $ 624,683,165
                                                                                             -------------
                  OTHER ASSETS, LESS LIABILITIES - 16.90%**                                    127,041,649
                                                                                             -------------
                  NET ASSETS - 100.00%                                                       $ 751,724,814
                                                                                             =============

(a) Partially or wholly held in a pledged account by the Custodian as collateral for securities sold, not yet purchased.
*    Non-income producing security.
** Includes $72,190,785 invested in a PNC Bank Money Market Account, which is 9.60% of net assets.
ADR  American Depository Receipt




   The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------

                                               JUNE 30, 2008
                                              PERCENTAGE OF
INVESTMENTS IN SECURITIES - BY INDUSTRY       NET ASSETS (%)
--------------------------------------       ----------------
Agricultural Operations                               1.15
Automobile / Truck Parts & Equipment -
  Original                                            0.07
Automobile / Truck Parts & Equipment -
  Replacement                                         0.48
Batteries / Battery Systems                           0.76
Building - Heavy Construction                         0.10
Building & Construction - Miscellaneous               0.30
Building & Construction Products -
  Miscellaneous                                       0.78
Chemicals - Diversified                               0.71
Commercial Services                                   0.47
Computer Services                                     0.50
Computers                                             3.85
Computers - Integrated Systems                        0.74
Computers - Memory Devices                            0.00
Computers - Peripheral Equipment                      1.42
Consulting Services                                   0.73
Diversified Manufacturing Operations                  0.32
Diversified Minerals                                  0.18
Diversified Operations                                0.73
Electronic Components - Semiconductors               10.00
Energy - Alternate Sources                            3.58
Engines - Internal Combustion                         0.87
Enterprise Software / Services                        4.19
Entertainment Software                                3.25
Finance - Investment Banker / Broker                  0.57
Finance - Other Services                              2.31
Industrial Audio & Video Production                   2.92
Industrial Gases                                      0.69
Internet Content - Information / Network              2.33
Machinery - Farm                                      0.15
Machinery - General Industry                          0.84
Medical - Biomedical / Genetics                       2.47
Medical Instruments                                   0.00
Metal Processors & Fabrication                        0.44
Oil - Field Services                                  1.61
Pipelines                                             0.65
Power Conversion / Supply Equipment                   4.11
Real Estate Operations / Development                  0.58
Registered Investment Company                         1.08
REITS - Shopping Centers                              0.69
Retail - Apparel / Shoes                              0.50
Semiconductor Components -
  Integrated Circuits                                 2.97
Semiconductor Equipment                               2.64
Transactional Software                                0.56
Web Portals / ISP                                    12.59
Wireless Equipment                                    7.22
                                                    ------
TOTAL INVESTMENTS IN SECURITIES                      83.10
                                                    ======




   The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (UNAUDITED)

----------------------------------------------------------------------------------------------------------

                                                                                             JUNE 30, 2008
SHARES                                                                                        MARKET VALUE
------                                                                                       -------------
                  SECURITIES SOLD, NOT YET PURCHASED - (51.51%)
                  COMMON STOCK - (51.51%)
                  UNITED STATES - (31.85%)
                     AUTO - CARS / LIGHT TRUCKS - (0.91%)
         597,560        General Motors Corp.                                                 $ (6,871,940)
                                                                                             ------------
                     BEVERAGES NON-ALCOHOLIC - (0.20%)
          86,550        Coca-Cola Enterprises, Inc.                                            (1,497,315)
                                                                                             ------------
                     BUILDING & CONSTRUCTION PRODUCTS - MISCELLANEOUS - (0.30%)
         139,520        Drew Industries, Inc.                                                  (2,225,344)
                                                                                             ------------
                     BUILDING PRODUCTS - CEMENT / AGGREGATE - (1.01%)
          73,470        Martin Marietta Materials, Inc.                                        (7,610,757)
                                                                                             ------------
                     COMMERCIAL BANKS - CENTRAL U.S. - (0.50%)
         196,920        Associated Banc-Corp.                                                  (3,798,587)
                                                                                             ------------
                     COMMERCIAL BANKS - SOUTHERN U.S. - (0.51%)
         221,580        Bancorpsouth, Inc.                                                     (3,875,434)
                                                                                             ------------
                     COMMERCIAL SERVICES - FINANCE - (0.35%)
          83,080        Paychex, Inc.                                                          (2,598,742)
                                                                                             ------------
                     COMPUTERS - (1.88%)
       1,298,320        Sun Microsystems, Inc.                                                (14,125,722)
                                                                                             ------------
                     COMPUTERS - MEMORY DEVICES - (0.56%)
         225,770        SanDisk Corp.                                                          (4,221,899)
                                                                                             ------------
                     DATA PROCESSING / MANAGEMENT - (0.42%)
         153,290        Fair Isaac Corp.                                                       (3,183,833)
                                                                                             ------------
                     DECISION SUPPORT SOFTWARE - (0.25%)
         173,070        Wind River Systems, Inc.*                                              (1,884,732)
                                                                                             ------------
                     ELECTRONIC COMPONENTS - SEMICONDUCTORS - (4.44%)
         172,930        Intersil Corp. - Class A                                               (4,205,658)
       1,239,710        Micron Technology, Inc.                                                (7,438,260)
         298,890        Microsemi Corp.                                                        (7,526,050)
         346,210        Nvidia Corp.                                                           (6,481,051)
         186,156        Omnivision Technologies, Inc.                                          (2,250,626)
         235,090        QLogic Corp.                                                           (3,429,963)
         144,160        Semtech Corp.                                                          (2,028,331)
                                                                                             ------------
                                                                                              (33,359,939)
                                                                                             ------------




   The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

----------------------------------------------------------------------------------------------------------

                                                                                             JUNE 30, 2008
SHARES                                                                                        MARKET VALUE
------                                                                                       -------------
                  COMMON STOCK - (CONTINUED)
                  UNITED STATES - (CONTINUED)
                     ENTERTAINMENT SOFTWARE - (1.33%)
         224,570        Electronic Arts, Inc.                                                $ (9,977,645)
                                                                                             ------------
                     HOME FURNISHINGS - (0.24%)
          73,350        Ethan Allen Interiors, Inc.                                            (1,804,410)
                                                                                             ------------
                     HOSPITAL BEDS / EQUIPMENT - (0.55%)
         153,920        Hill-Rom Holdings, Inc.                                                (4,152,762)
                                                                                             ------------
                     HOTELS & MOTELS - (0.88%)
         249,090        Choice Hotels International, Inc.                                      (6,600,885)
                                                                                             ------------
                     MACHINERY CONSTRUCTION & MINING - (1.90%)
         193,830        Caterpillar, Inc.                                                     (14,308,531)
                                                                                             ------------
                     MACHINERY - PUMPS - (0.70%)
         138,560        Graco, Inc.                                                            (5,274,979)
                                                                                             ------------
                     MULTIMEDIA - (0.41%)
         109,880        Meredith Corp.                                                         (3,108,505)
                                                                                             ------------
                     OIL - FIELD MACHINERY & EQUIPMENT - (0.83%)
          80,700        FMC Technologies, Inc.                                                 (6,208,251)
                                                                                             ------------
                     QUARRYING - (1.30%)
         163,320        Vulcan Materials Co.                                                   (9,763,270)
                                                                                             ------------
                     REGISTERED INVESTMENT COMPANY - (1.73%)
         288,300        Powershares QQQ                                                       (13,022,511)
                                                                                             ------------
                     REITS - APARTMENTS - (1.41%)
         276,370        Equity Residential                                                    (10,576,680)
                                                                                             ------------
                     REITS - OFFICE PROPERTY - (1.97%)
         164,290        Boston Properties, Inc.                                               (14,822,244)
                                                                                             ------------
                     REITS - REGIONAL MALLS - (0.93%)
          77,660        Simon Property Group, Inc.                                             (6,980,857)
                                                                                             ------------
                     RENTAL AUTO / EQUIPMENT - (0.53%)
         193,402        Rent-A-Center, Inc.                                                    (3,978,279)
                                                                                             ------------
                     RETAIL - APPAREL / SHOES - (0.87%)
         391,820        Gap, Inc.                                                              (6,531,639)
                                                                                             ------------




   The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

----------------------------------------------------------------------------------------------------------

                                                                                             JUNE 30, 2008
SHARES                                                                                        MARKET VALUE
------                                                                                       -------------
                  COMMON STOCK - (CONTINUED)
                  UNITED STATES - (CONTINUED)
                     SEMICONDUCTOR COMPONENTS - INTEGRATED CIRCUITS - (1.23%)
         664,740        Sigma Designs, Inc.                                                 $  (9,233,239)
                                                                                            -------------
                     SEMICONDUCTOR EQUIPMENT - (0.24%)
          51,880        Varian Semiconductor Equipment Associates, Inc.                        (1,806,462)
                                                                                            -------------
                     TELECOMMUNICATION SERVICES - (0.49%)
         509,510        Fairpoint Communications, Inc.                                         (3,673,567)
                                                                                            -------------
                     TELEPHONE - INTEGRATED - (0.47%)
          99,420        CenturyTel, Inc.                                                       (3,538,358)
                                                                                            -------------
                     TELEVISION - (0.87%)
         335,840        CBS Corp., Class B                                                     (6,545,522)
                                                                                            -------------
                     TOBACCO - (1.02%)
         140,450        UST, Inc.                                                              (7,669,975)
                                                                                            -------------
                     WEB PORTALS / ISP - (0.09%)
          74,610        Earthlink, Inc.                                                          (645,376)
                                                                                            -------------
                     WIRELESS EQUIPMENT - (0.53%)
         356,140        Novatel Wireless, Inc.                                                 (3,963,838)
                                                                                            -------------
                  TOTAL UNITED STATES (PROCEEDS $276,272,311)                               $(239,442,029)
                                                                                            -------------
                  CANADA - (1.60%)
                     NON-FERROUS METALS - (0.48%)
         134,007        Timminco, Ltd.                                                         (3,615,171)
                                                                                            -------------
                     WIRELESS EQUIPMENT - (1.12%)
         575,560        Sierra Wireless, Inc.                                                  (8,403,176)
                                                                                            -------------
                  TOTAL CANADA (COST $12,040,170)                                           $ (12,018,347)
                                                                                            -------------
                  CHINA - (5.27%)
                     BUILDING - HEAVY CONSTRUCTION - (0.05%)
         524,997        China Railway Group, Ltd.                                                (391,183)
                                                                                            -------------
                     ENERGY - ALTERNATE SOURCES - (2.52%)
          57,690        Canadian Solar, Inc.                                                   (2,318,561)
         129,840        LDK Solar Co., Ltd.                                                    (4,918,339)
          57,000        Solarfun Power Holdings Co., Ltd. - Sponsored ADR                        (997,500)
         284,740        Suntech Power Holdings Co., Ltd. - Sponsored ADR                      (10,666,361)
                                                                                            -------------
                                                                                              (18,900,761)
                                                                                            -------------




   The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

----------------------------------------------------------------------------------------------------------

                                                                                             JUNE 30, 2008
SHARES                                                                                        MARKET VALUE
------                                                                                       -------------
                  COMMON STOCK - (CONTINUED)
                  CHINA - (CONTINUED)
                     MULTI-LINE INSURANCE - (1.47%)
       1,489,630        Ping An Insurance (Group) Co. of China, Ltd., Class H               $ (11,080,358)
                                                                                            --------------
                     SCHOOLS - (1.20%)
         153,950        New Oriental Education & Technology Group, Inc. - Sponsored ADR        (8,993,759)
                                                                                            --------------
                     SEMICONDUCTOR COMPONENTS - INTEGRATED CIRCUITS - (0.03%)
          77,100        Semiconductor Manufacturing, Inc. - Sponsored ADR                        (224,361)
                                                                                            --------------
                  TOTAL CHINA (PROCEEDS $44,670,261)                                        $ (39,590,422)
                                                                                            --------------
                  GERMANY - (5.40%)
                     AUTOMOBILE - CARS / LIGHT TRUCKS - (2.42%)
          62,814        Volkswagen AG                                                         (18,138,569)
                                                                                            --------------
                     ENERGY - ALTERNATE SOURCES - (1.17%)
          46,472        Q-Cells AG                                                             (4,725,545)
          85,538        Solarworld AG                                                          (4,079,463)
                                                                                            --------------
                                                                                               (8,805,008)
                                                                                            --------------
                     ENTERPRISE SOFTWARE / SERVICES - (1.81%)
         261,230        SAP AG - Sponsored ADR                                                (13,612,695)
                                                                                            --------------
                  TOTAL GERMANY (PROCEEDS $38,514,828)                                      $ (40,556,272)
                                                                                            --------------
                  HONG KONG - (0.11%)
                     FOOD - MISCELLANEOUS / DIVERSIFIED - (0.11%)
       1,858,755        China Foods, Ltd.                                                        (858,167)
                                                                                            --------------
                     PUBLISHING - NEWSPAPERS - 0.00%
          20,544        South China Morning Post Group, Ltd.                                       (6,956)
                                                                                            --------------
                  TOTAL HONG KONG (PROCEEDS $1,189,877)                                     $    (865,123)
                                                                                            --------------
                  MEXICO - (0.95%)
                     BUILDING PRODUCTS - CEMENT / AGGREGATE - (0.95%)
         288,400        Cemex SA de C.V. - Sponsored ADR                                       (7,123,480)
                                                                                            --------------
                  TOTAL MEXICO (COST $6,986,220)                                            $  (7,123,480)
                                                                                            --------------
                  SOUTH KOREA - (1.47%)
                     ELECTRONIC COMPONENTS - MISCELLANEOUS - (1.47%)
         590,790        LG Display Company, Ltd. - Sponsored ADR                              (11,035,957)
                                                                                            --------------
                  TOTAL SOUTH KOREA (PROCEEDS $13,138,979)                                  $ (11,035,957)
                                                                                            --------------




   The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (UNAUDITED) (CONCLUDED)

----------------------------------------------------------------------------------------------------------

                                                                                             JUNE 30, 2008
SHARES                                                                                        MARKET VALUE
------                                                                                       -------------
                  COMMON STOCK - (CONTINUED)
                  SPAIN - (0.96%)
                     COMMERCIAL BANKS - NON U.S. - (0.96%)
         391,615        Banco Santander SA                                                  $  (7,200,484)
                                                                                            -------------
                  TOTAL SPAIN (COST $8,004,822)                                             $  (7,200,484)
                                                                                            -------------
                  TAIWAN - (2.54%)
                     ELECTRONIC COMPONENTS - MISCELLANEOUS - (1.09%)
         519,860        AU Optronics Corp. - Sponsored ADR                                     (8,234,583)
                                                                                            -------------
                     ELECTRONIC COMPONENTS - SEMICONDUCTORS - (1.03%)
         536,276        Silicon Motion Technology Corp. - Sponsored ADR                        (7,749,188)
                                                                                            -------------
                     SEMICONDUCTOR COMPONENTS - INTEGRATED CIRCUITS - (0.42%)
         288,520        Taiwan Semiconductor Manufacturing Co., Ltd.                           (3,147,753)
                                                                                            -------------
                  TOTAL TAIWAN (PROCEEDS $22,659,163)                                       $ (19,131,524)
                                                                                            -------------
                  UNITED KINGDOM - (1.36%)
                     COMMERCIAL BANKS - NON U.S. - (1.36%)
         661,427        HSBC Holdings, PLC                                                    (10,255,471)
                                                                                            -------------
                  TOTAL UNITED KINGDOM (PROCEEDS $10,602,891)                               $ (10,255,471)
                                                                                            -------------
                  TOTAL SECURITIES SOLD, NOT YET PURCHASED (PROCEEDS $434,079,522)          $(387,219,109)
                                                                                            =============


                                               JUNE 30, 2008
SECURITIES SOLD, NOT YET PURCHASED -          PERCENTAGE OF
BY INDUSTRY                                   NET ASSETS (%)
--------------------------------------       ----------------
Auto - Cars / Light Trucks                          (3.33)
Beverages - Non-alcoholic                           (0.20)
Building - Heavy Construction                       (0.05)
Building & Construction Products -
  Miscellaneous                                     (0.30)
Building Products - Cement / Aggregate              (1.96)
Commercial Banks - Central U.S.                     (0.50)
Commercial Banks - Non U.S.                         (2.32)
Commercial Banks - Southern U.S.                    (0.51)
Commercial Services - Finance                       (0.35)
Computers                                           (1.88)
Computers - Memory Devices                          (0.56)
Data Processing / Management                        (0.42)
Decision Support Software                           (0.25)
Electronic Components - Miscellaneous               (2.56)
Electronic Components - Semiconductors              (5.47)
Energy - Alternate Sources                          (3.69)
Enterprise Software / Services                      (1.81)
Entertainment Software                              (1.33)
Food - Miscellaneous / Diversified                  (0.11)
Home Furnishings                                    (0.24)
Hospital Beds / Equipment                           (0.55)
Hotels & Motels                                     (0.88)
Machinery Construction & Mining                     (1.90)
Machinery - Pumps                                   (0.70)
Multi-Line Insurance                                (1.47)
Multimedia                                          (0.41)
Non-Ferrous Metals                                  (0.48)
Oil - Field Machinery & Equipment                   (0.83)
Publishing - Newspapers                              0.00
Quarrying                                           (1.30)
Registered Investment Company                       (1.73)
REITS - Apartments                                  (1.41)
REITS - Office Property                             (1.97)
REITS - Regional Malls                              (0.93)
Rental Auto / Equipment                             (0.53)
Retail - Apparel / Shoes                            (0.87)
Schools                                             (1.20)
Semiconductor Components -
  Integrated Circuits                               (1.68)
Semiconductor Equipment                             (0.24)
Telecommunication Services                          (0.49)
Telephone - Integrated                              (0.47)
Television                                          (0.87)
Tobacco                                             (1.02)
Web Portals / ISP                                   (0.09)
Wireless Equipment                                  (1.65)
                                                    ------
TOTAL SECURITIES SOLD, NOT YET PURCHASED            (51.51)
                                                    ======


   The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

SCHEDULE OF SWAP CONTRACTS (UNAUDITED)

----------------------------------------------------------------------------------------------------------

                                                                                            JUNE 30, 2008
   NET                                                                                       UNREALIZED
NOTIONAL            MATURITY                                                                APPRECIATION/
 AMOUNT               DATE                                                                  (DEPRECIATION)
--------            --------                                                                --------------
                  SCHEDULE OF SWAP CONTRACTS - 0.05%
                  TOTAL RETURN SWAP CONTRACTS - LONG - (0.54%)
                  BUILDING - HEAVY CONSTRUCTION - (0.03%)

$4,945,840          5/20/2009       YTL Corp. BHD                                            $   (228,423)
                                                                                             ------------
                                    Agreement with Morgan Stanley, dated
                                    05/18/2007 to receive the total return of the
                                    shares of YTL Corp. BHD in exchange for an
                                    amount to be paid monthly equal to the one
                                    month LIBOR rate plus 0.45%.

                  E-COMMERCE / PRODUCTS - (0.02%)

12,439,417          4/26/2011       Daum Communications Corp.                                    (128,037)
                                                                                             ------------
                                    Agreement with Morgan Stanley, dated
                                    07/13/2006 to receive the total return of the
                                    shares of Daum Communications Corp. in
                                    exchange for an amount to be paid monthly
                                    equal to the one month LIBOR rate plus 0.45%.

                  ELECTRONIC COMPONENTS - SEMICONDUCTORS - (0.12%)

17,236,576          4/26/2011       Samsung Electronics Co., Ltd.                                (915,866)
                                                                                             ------------
                                    Agreement with Morgan Stanley, dated
                                    01/12/2008 to receive the total return of the
                                    shares of Samsung Electronics Co., Ltd. in
                                    exchange for an amount to be paid monthly
                                    equal to the one month LIBOR rate plus 0.45%.

                  ENTERTAINMENT SOFTWARE - (0.12%)

26,146,451          1/8/2010        Capcom Co., Ltd.                                             (922,997)
                                                                                             ------------
                                    Agreement with Morgan Stanley, dated
                                    07/13/2007 to receive the total return of the
                                    shares of Capcom Co., Ltd. in exchange for
                                    an amount to be paid monthly equal to the
                                    one month LIBOR rate plus 0.45%.




   The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

----------------------------------------------------------------------------------------------------------

                                                                                            JUNE 30, 2008
   NET                                                                                       UNREALIZED
NOTIONAL            MATURITY                                                                APPRECIATION/
 AMOUNT               DATE                                                                  (DEPRECIATION)
--------            --------                                                                --------------
                  SCHEDULE OF SWAP CONTRACTS - (CONTINUED)
                  TOTAL RETURN SWAP CONTRACTS - LONG - (CONTINUED)
                  FINANCE - OTHER SERVICES - (0.12%)

$8,022,522          9/15/2008       Bovespa Holding SA                                       $   (896,389)
                                                                                             ------------
                                    Agreement with Morgan Stanley, dated
                                    10/26/2007 to receive the total return of the
                                    shares of Bovespa Holding SA in exchange
                                    for an amount to be paid monthly equal to the
                                    one month LIBOR rate plus 0.38%.

                  METAL PROCESSORS & FABRICATION - (0.21%)

24,714,048         10/23/2008       Advanced Metallurgical Group, Inc.                         (1,568,217)
                                                                                             ------------

                                    Agreement with Morgan Stanley, dated
                                    07/11/2007 to receive the total return of the shares of Advanced Metallurgical Group NV in exchange for an amount to be paid monthly equal to the one month LIBOR rate plus 0.46%.

                  MULTIMEDIA - 0.17%

10,341,650          5/12/2010       Naspers, Ltd.                                               1,276,530
                                                                                             ------------
                                    Agreement with Morgan Stanley, dated
                                    05/07/2008 to receive the total return of the
                                    shares of Nasper, Ltd. in exchange for an
                                    amount to be paid monthly equal to the one
                                    month LIBOR rate plus 0.55%.

                  PUBLIC THOROUGHFARES - (0.05%)

 9,852,460          9/15/2008       Companhia de Concessoes Rodoviarias                          (374,542)
                                                                                             ------------
                                    Agreement with Morgan Stanley, dated
                                    09/10/2007 to receive the total return of the
                                    shares of Companhia de Concessoes
                                    Rodoviarias in exchange for an amount to
                                    be paid monthly equal to the one month
                                    LIBOR rate plus 0.45%.




   The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

----------------------------------------------------------------------------------------------------------

                                                                                            JUNE 30, 2008
   NET                                                                                       UNREALIZED
NOTIONAL            MATURITY                                                                APPRECIATION/
 AMOUNT               DATE                                                                  (DEPRECIATION)
--------            --------                                                                --------------
                  SCHEDULE OF SWAP CONTRACTS - (CONTINUED)
                  TOTAL RETURN SWAP CONTRACTS - LONG - (CONCLUDED)
                  TOYS - (0.04%)

$50,361,689         1/8/2010        Nintendo Co., Ltd.                                       $   (283,850)
                                                                                             ------------
                                    Agreement with Morgan Stanley, dated
                                    07/13/2007 to receive the total return of the
                                    shares of Nintendo Co., Ltd. in exchange for
                                    an amount to be paid monthly equal to the
                                    one month LIBOR rate plus 0.45%.
                                                                                             ------------
               TOTAL LONG SWAP CONTRACTS                                                     $ (4,041,791)
                                                                                             ============






   The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

----------------------------------------------------------------------------------------------------------

                                                                                            JUNE 30, 2008
   NET                                                                                       UNREALIZED
NOTIONAL            MATURITY                                                                APPRECIATION/
 AMOUNT               DATE                                                                  (DEPRECIATION)
--------            --------                                                                --------------
                  SCHEDULE OF SWAP CONTRACTS - (CONTINUED)
                  TOTAL RETURN SWAP CONTRACTS - SHORT - 0.59%
                  ADVERTISING SERVICES - 0.01%

$ (3,851,613)        1/8/2010       Dentsu, Inc.                                             $      50,364
                                                                                             -------------
                                    Agreement with Morgan Stanley, dated
                                    06/12/2008 to deliver the total return of the
                                    shares of Dentsu, Inc. in exchange for an
                                    amount to be received monthly equal to the
                                    one month LIBOR rate less 0.40%.

                  AUDIO / VIDEO PRODUCTS - 0.02%

(8,004,443)         1/8/2010        Matsushita Electric Industrial Co., Ltd.                       100,521
                                                                                             -------------
                                    Agreement with Morgan Stanley, dated
                                    02/02/2007 to deliver the total return of the
                                    shares of Matsushita Electric Industrial Co.,
                                    Ltd. in exchange for an amount to be received
                                    monthly equal to the one month LIBOR rate
                                    less 0.40%.

(5,055,729)         1/8/2010        Pioneer Corp.                                                   28,423
                                                                                             -------------
                                    Agreement with Morgan Stanley, dated
                                    03/07/2008 to deliver the total return of the
                                    shares of Pioneer Corp. in exchange for an
                                    amount to be received monthly equal to the
                                    one month LIBOR rate less 1.00%.
                                                                                             -------------
                                                                                                   128,944
                                                                                             -------------
                  AUTOMOBILE / TRUCK PARTS & EQUIPMENT - ORIGINAL - 0.02%

(5,295,994)         1/8/2010        Toyoda Gosei Co., Ltd.                                         139,519
                                                                                             -------------
                                    Agreement with Morgan Stanley, dated
                                    03/12/2008 to deliver the total return of the
                                    shares of Toyoda Gosei Co., Ltd. in exchange
                                    for an amount to be received monthly equal
                                    to the one month LIBOR rate less 0.40%.




   The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

----------------------------------------------------------------------------------------------------------

                                                                                            JUNE 30, 2008
   NET                                                                                       UNREALIZED
NOTIONAL            MATURITY                                                                APPRECIATION/
 AMOUNT               DATE                                                                  (DEPRECIATION)
--------            --------                                                                --------------
                  SCHEDULE OF SWAP CONTRACTS - (CONTINUED)
                  TOTAL RETURN SWAP CONTRACTS - SHORT - (CONTINUED)
                  BUILDING PRODUCTS - CEMENT / AGGREGATE - 0.00%

$(2,600,964)        10/23/2008      Holcim, Ltd.                                             $     29,002
                                                                                             ------------
                                    Agreement with Morgan Stanley, dated
                                    11/21/2007 to deliver the total return of the
                                    shares of Holcim, Ltd. in exchange for an
                                    amount to be received monthly equal to the
                                    one month LIBOR rate less 0.48%.

                  ELECTRIC INTERGRATED - 0.00%

(6,531,660)         4/26/2011       Korea Electric Power Corp.                                     (3,494)
                                                                                             ------------
                                    Agreement with Morgan Stanley, dated
                                    02/21/2007 to deliver the total return of the
                                    shares of Korea Electric Power Corp. in
                                    exchange for an amount to be received
                                    monthly equal to the one month LIBOR
                                    rate less 2.50%.

                  ELECTRIC PRODUCTS - MISCELLANEOUS - 0.04%

(5,440,469)         4/26/2011       LG Electronics, Inc.                                          342,794
                                                                                             ------------
                                    Agreement with Morgan Stanley, dated
                                    02/01/2008 to deliver the total return of the
                                    shares of LG Electronics, Inc. in exchange
                                    for an amount to be received monthly equal
                                    to the one month LIBOR rate less 0.50%.

                  ELECTRONIC COMPONENTS - MISCELLANEOUS - 0.15%

(9,950,706)         1/8/2010        Murata Manufacturing Co., Ltd.                                539,856
                                                                                             ------------
                                    Agreement with Morgan Stanley, dated
                                    12/14/2007 to deliver the total return of the
                                    shares of Murata Manufacturing Co., Ltd.
                                    in exchange for an amount to be received
                                    monthly equal to the one month LIBOR
                                    rate less 0.40%.




   The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

----------------------------------------------------------------------------------------------------------

                                                                                            JUNE 30, 2008
   NET                                                                                       UNREALIZED
NOTIONAL            MATURITY                                                                APPRECIATION/
 AMOUNT               DATE                                                                  (DEPRECIATION)
--------            --------                                                                --------------
                  SCHEDULE OF SWAP CONTRACTS - (CONTINUED)
                  TOTAL RETURN SWAP CONTRACTS - SHORT - (CONTINUED)
                  ELECTRONIC COMPONENTS - MISCELLANEOUS - (CONTINUED)

$(6,219,185)        4/26/2011       Samsung Electro-Mechanics Co.                            $    577,645
                                                                                             ------------
                                    Agreement with Morgan Stanley, dated
                                    02/12/2008 to deliver the total return of the
                                    shares of Samsung Electro-Mechanics Co.
                                    in exchange for an amount to be received
                                    monthly equal to the one month LIBOR
                                    rate less 4.26%.

(3,440,118)        1/8/2010       Toshiba Corp.                                                    30,814
                                                                                             ------------
                                    Agreement with Morgan Stanley, dated
                                    01/05/2007 to deliver the total return of
                                    shares of Toshiba Corp. in exchange for an
                                    amount to be received monthly equal to the
                                    one month LIBOR rate less 0.40%
                                                                                             ------------
                                                                                                1,148,315
                                                                                             ------------
                  ELECTRONIC COMPONENTS - SEMICONDUCTORS - 0.28%

(13,672,089)        1/8/2010        Elpida Memory, Inc.                                           568,080
                                                                                             ------------
                                    Agreement with Morgan Stanley, dated
                                    01/05/2007 to deliver the total return of the
                                    shares of Elpida Memory, Inc. in exchange
                                    for an amount to be received monthly equal
                                    to the one month LIBOR rate less 1.20%.

(14,195,545)        4/26/2011       Hynix Semiconductor, Inc.                                   1,223,302
                                                                                             ------------
                                    Agreement with Morgan Stanley, dated
                                    10/26/2006 to deliver the total return of the
                                    shares of Hynix Semiconductor, Inc. in
                                    exchange for an amount to be received
                                    monthly equal to the one month LIBOR
                                    rate less 2.99%.




   The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

----------------------------------------------------------------------------------------------------------

                                                                                            JUNE 30, 2008
   NET                                                                                       UNREALIZED
NOTIONAL            MATURITY                                                                APPRECIATION/
 AMOUNT               DATE                                                                  (DEPRECIATION)
--------            --------                                                                --------------
                  SCHEDULE OF SWAP CONTRACTS - (CONTINUED)
                  TOTAL RETURN SWAP CONTRACTS - SHORT - (CONTINUED)
                  ELECTRONIC COMPONENTS - SEMICONDUCTORS - (CONTINUED)

$(7,818,532)        1/8/2010        Rohm Co., Ltd.                                           $    331,086
                                                                                             ------------
                                    Agreement with Morgan Stanley, dated
                                    01/16/2008 to deliver the total return of the
                                    shares of Rohm Co., Ltd. in exchange for
                                    an amount to be received monthly equal to
                                    the one month LIBOR rate less 0.40%.
                                                                                             ------------
                                                                                                2,122,468
                                                                                             ------------
                  ENERGY - ALTERNATE SOURCES - 0.07%

(5,580,019)         10/23/2008      Renewable Energy Corp. AS                                     372,249
                                                                                             ------------
                                    Agreement with Morgan Stanley, dated
                                    04/01/2008 to deliver the total return of the
                                    shares of Renewable Energy Corp. AS in
                                    exchange for an amount to be received
                                    monthly equal to the one month LIBOR
                                    rate less 0.48%.

(3,062,901)         10/23/2008      Vesta Wind Systems AS                                         155,256
                                                                                             ------------
                                    Agreement with Morgan Stanley, dated
                                    03/25/2008 to deliver the total return of the
                                    shares of Vesta Wind System AS in
                                    exchange for an amount to be received
                                    monthly equal to the one month LIBOR
                                    rate less 0.48%.
                                                                                             ------------
                                                                                                  527,505
                                                                                             ------------
                  ENTERTAINMENT SOFTWARE - 0.00%

(9,247,125)         1/8/2010        Konami Corp.                                                   11,258
                                                                                             ------------
                                    Agreement with Morgan Stanley, dated
                                    03/12/2008 to deliver the total return of the
                                    shares of Konami corp.. in exchange for an
                                    amount to be received monthly equal to the
                                    one month LIBOR rate less 0.40%.




   The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

----------------------------------------------------------------------------------------------------------

                                                                                            JUNE 30, 2008
   NET                                                                                       UNREALIZED
NOTIONAL            MATURITY                                                                APPRECIATION/
 AMOUNT               DATE                                                                  (DEPRECIATION)
--------            --------                                                                --------------
                  SCHEDULE OF SWAP CONTRACTS - (CONTINUED)
                  TOTAL RETURN SWAP CONTRACTS - SHORT - (CONTINUED)
                  OFFICE AUTOMATION & EQUIPMENT - (0.02%)

$ (9,205,642)       1/8/2010        Ricoh Co., Ltd.                                         $    (186,797)
                                                                                            -------------
                                    Agreement with Morgan Stanley, dated
                                    11/19/2007 to deliver the total return of
                                    the shares of Ricoh Co., Ltd. in exchange
                                    for an amount to be received monthly equal
                                    to the one month LIBOR rate less 0.40%.

                  RETAIL - CONSUMER ELECTRONICS - 0.01%
(1,875,153)         10/23/2008      Carphone Warehouse Group                                       41,874
                                                                                            -------------
                                    Agreement with Morgan Stanley, dated
                                    04/17/2008 to deliver the total return of
                                    the shares of Carphone Warehouse Group in
                                    exchange for an amount to be received
                                    monthly equal to the one month LIBOR rate
                                    less 5.50%.

                  SEMICONDUCTOR COMPONENTS - INTEGRATED CIRCUITS - 0.04%
(6,178,382)         10/23/2008      CSR, PLC                                                      307,623
                                                                                            -------------
                                    Agreement with Morgan Stanley, dated
                                    10/18/2006 to deliver the total return of
                                    the shares of CSR, PLC in exchange for an
                                    amount to be received monthly equal to the
                                    one month LIBOR rate less 2.40%.

                  TELECOMMUNICATION SERVICES - (0.01%)
(3,349,888)         10/23/2008      Cable & Wireless                                              (63,997)
                                                                                            -------------
                                    Agreement with Morgan Stanley, dated
                                    03/04/2008 to deliver the total return of
                                    the shares of Cable & Wireless in exchange
                                    for an amount to be received monthly equal
                                    to the one month LIBOR rate less 0.48%.


    The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

----------------------------------------------------------------------------------------------------------

                                                                                            JUNE 30, 2008
   NET                                                                                       UNREALIZED
NOTIONAL            MATURITY                                                                APPRECIATION/
 AMOUNT               DATE                                                                  (DEPRECIATION)
--------            --------                                                                --------------
                  SCHEDULE OF SWAP CONTRACTS - (CONTINUED)
                  TOTAL RETURN SWAP CONTRACTS - SHORT - (CONCLUDED)
                  TELEVISION - 0.03%
$ (3,383,259)       1/8/2010        Fuji Television Network, Inc.                           $     (17,139)
                                                                                            -------------
                                    Agreement with Morgan Stanley, dated
                                    11/02/2007 to deliver the total return of
                                    the shares of Fuji Television Network, Inc.
                                    in exchange for an amount to be received
                                    monthly equal to the one month LIBOR rate
                                    less 0.40%.

     (2,258,214)      10/23/2008    ITV, PLC                                                      266,598
                                                                                            -------------
                                    Agreement with Morgan Stanley, dated
                                    04/09/2008 to deliver the total return of
                                    the shares of ITV, PLC in exchange for an
                                    amount to be received monthly equal to the
                                    one month LIBOR rate less 0.48%.

     (1,828,825)        1/8/2010    Nippon Television Network Corp.                              (10,295)
                                                                                            -------------
                                    Agreement with Morgan Stanley, dated
                                    08/06/2007 to deliver the total return of
                                    the shares of Nippon Television Network
                                    Corp. in exchange for an amount to be
                                    received monthly equal to the one month
                                    LIBOR rate less 0.40%.

                                                                                            -------------
                                                                                                  239,164
                                                                                            -------------
                  WEB PORTALS / ISP - (0.05%)
    (14,853,674)        1/8/2010    Yahoo! Japan Corp.                                          (392,342)
                                                                                            -------------
                                    Agreement with Morgan Stanley, dated
                                    04/30/2008 to deliver the total return of
                                    the shares of Yahoo! Japan Corp. in exchange
                                    for an amount to be received monthly equal
                                    to the one month LIBOR rate less 0.40%.

                                                                                            -------------
               TOTAL SHORT SWAP CONTRACTS                                                   $   4,442,200
                                                                                            =============



   The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

SCHEDULE OF SWAP CONTRACTS (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------
                                                     JUNE 30, 2008
                                                     PERCENTAGE OF
SWAP CONTRACTS - BY INDUSTRY                        NET ASSETS (%)
-----------------------------                       ---------------
Advertising Services                                    0.01
Audio / Video Products                                  0.02
Automobile / Truck Parts & Equipment - Original         0.02
Building - Heavy Construction                          (0.03)
Building Products - Cement/Aggregate                    0.00
E-Commerce / Products                                  (0.02)
Electric - Integrated                                   0.00
Electric Products - Miscellaneous                       0.04
Electronic Components - Miscellaneous                   0.15
Electronic Components - Semiconductors                  0.16
Energy - Alternate Sources                              0.07
Entertainment Software                                 (0.12)
Finance - Other Services                               (0.12)
Metal Processors & Fabrication                         (0.21)
Multimedia                                              0.17
Office Automation & Equipment                          (0.02)
Public Thoroughfares                                   (0.05)
Retail - Consumer Electronics                           0.01
Semiconductor Components - Integrated Circuits          0.04
Telecommunication Services                             (0.01)
Television                                              0.03
Toys                                                   (0.04)
Web Portals / ISP                                      (0.05)
                                                      ------
TOTAL SWAP CONTRACTS                                    0.05
                                                      ======


   The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

STATEMENT OF OPERATIONS (UNAUDITED)

--------------------------------------------------------------------------------------------------------
                                                                                        SIX MONTHS ENDED
                                                                                          JUNE 30, 2008
INVESTMENT INCOME
    Interest                                                                               $  4,540,725
    Dividends (net of withholding taxes of $111,641)                                          2,768,607
                                                                                           ------------
        TOTAL INCOME                                                                          7,309,332
                                                                                           ------------
EXPENSES
    Administration fees                                                                       3,446,246
    Dividends on securities sold, not yet purchased                                           2,806,160
    Prime broker fees                                                                         2,047,305
    Country tax expense                                                                         746,000
    Accounting and investor services fees                                                       289,732
    Custodian fees                                                                              235,241
    Audit and tax fees                                                                          142,078
    Legal fees                                                                                  112,478
    Insurance expense                                                                            99,044
    Printing expense                                                                             35,608
    Board of Managers' fees and expenses                                                         26,728
    Interest expense                                                                             16,397
    Registration expense                                                                          6,962
    Miscellaneous                                                                                74,697
                                                                                           ------------
        TOTAL EXPENSES                                                                       10,084,676
                                                                                           ------------

        NET INVESTMENT LOSS                                                                  (2,775,344)
                                                                                           ------------

REALIZED GAIN (LOSS) AND UNREALIZED GAIN ON INVESTMENTS, FOREIGN CURRENCY
  TRANSACTIONS AND SWAP CONTRACTS

REALIZED GAIN (LOSS) ON INVESTMENTS, FOREIGN CURRENCY TRANSACTIONS
  AND SWAP CONTRACTS
    Investment securities                                                                    20,247,492
    Securities sold, not yet purchased                                                       56,546,733
    Foreign currency transactions                                                               891,572
    Swap contracts                                                                           (1,604,000)
                                                                                           ------------
    NET REALIZED GAIN ON INVESTMENTS, FOREIGN CURRENCY TRANSACTIONS AND SWAP CONTRACTS       76,081,797
                                                                                           ------------
NET CHANGE IN UNREALIZED APPRECIATION ON INVESTMENTS AND FOREIGN
  CURRENCY TRANSACTIONS*                                                                    (47,262,300)
                                                                                           ------------

NET CHANGE IN UNREALIZED APPRECIATION ON SWAP CONTRACTS                                         748,142
                                                                                           ------------

    NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS, FOREIGN CURRENCY
      TRANSACTIONS AND SWAP CONTRACTS                                                        29,567,639
                                                                                           ------------

    NET INCREASE IN MEMBERS' CAPITAL DERIVED FROM INVESTMENT ACTIVITIES                    $ 26,792,295
                                                                                           ============


* Net of decrease in deferred capital gain country tax accrual on unrealized appreciation of $841,000.


   The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

STATEMENT OF CHANGES IN MEMBERS' CAPITAL (UNAUDITED)

---------------------------------------------------------------------------------------------------------------------------------
                                                                               SPECIAL
                                                                              ADVISORY
                                                                                MEMBER             MEMBERS              TOTAL
                                                                            -------------       -------------       -------------
MEMBERS' CAPITAL, DECEMBER 31, 2006                                         $          --       $ 394,225,637       $ 394,225,637
                                                                            -------------       -------------       -------------
FROM INVESTMENT ACTIVITIES
   Net investment loss                                                      $          --       $  (4,652,106)      $  (4,652,106)
   Net realized gain on investments, foreign currency
     transactions and swap contracts                                                   --         294,116,842         294,116,842
   Net change in unrealized appreciation on investments,
     foreign currency transactions and swap contracts                                  --          22,288,927          22,288,927
   Incentive allocation                                                        62,592,421         (62,592,421)                 --
                                                                            -------------       -------------       -------------
   NET INCREASE IN MEMBERS' CAPITAL
     DERIVED FROM INVESTMENT ACTIVITIES                                        62,592,421         249,161,242         311,753,663
                                                                            -------------       -------------       -------------

MEMBERS' CAPITAL TRANSACTIONS
   Capital contributions                                                               --          98,629,535          98,629,535
   Capital withdrawals                                                        (62,592,421)        (51,058,988)       (113,651,409)
                                                                            -------------       -------------       -------------
   NET INCREASE (DECREASE) IN MEMBERS' CAPITAL
     DERIVED FROM CAPITAL TRANSACTIONS                                        (62,592,421)         47,570,547         (15,021,874)
                                                                            -------------       -------------       -------------

MEMBERS' CAPITAL, DECEMBER 31, 2007                                         $          --       $ 690,957,426       $ 690,957,426
                                                                            =============       =============       =============

FROM INVESTMENT ACTIVITIES
   Net investment loss                                                      $          --       $  (2,775,344)      $  (2,775,344)
   Net realized gain on investments, foreign currency
     transactions and swap contracts                                                   --          76,081,797          76,081,797
   Net change in unrealized appreciation on investments,
     foreign currency transactions and swap contracts                                  --         (46,514,158)        (46,514,158)
   Incentive allocation                                                            95,407             (95,407)                 --
                                                                            -------------       -------------       -------------
   NET INCREASE IN MEMBERS' CAPITAL
     DERIVED FROM INVESTMENT ACTIVITIES                                            95,407          26,696,888          26,792,295
                                                                            -------------       -------------       -------------

MEMBERS' CAPITAL TRANSACTIONS
   Capital contributions                                                               --          58,096,920          58,096,920
   Capital withdrawals                                                            (95,407)        (24,026,420)        (24,121,827)
                                                                            -------------       -------------       -------------
   NET INCREASE (DECREASE) IN MEMBERS' CAPITAL
     DERIVED FROM CAPITAL TRANSACTIONS                                            (95,407)         34,070,500          33,975,093
                                                                            -------------       -------------       -------------

MEMBERS' CAPITAL, JUNE 30, 2008                                             $          --       $ 751,724,814       $ 751,724,814
                                                                            =============       =============       =============



   The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

NOTES TO FINANCIAL STATEMENTS - JUNE 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

      1. ORGANIZATION

         Advantage Advisers Xanthus Fund, L.L.C. (the "Company") was organized as a limited liability company under the laws of Delaware in January 1999. The Company is registered under the Investment Company Act of 1940, as amended (the "Act"), as a closed-end, non-diversified management investment company. The Company's term is perpetual unless the Company is otherwise terminated under the terms of the Limited Liability Company Agreement dated as of June 5, 2003. The Company's investment objective is to achieve maximum capital appreciation. It pursues this objective by actively investing in a portfolio consisting primarily of equity securities of technology companies and of companies which derive a major portion of their revenue directly or indirectly from technological events and advances. The Company's portfolio of securities in the technology area is expected to include long and short positions primarily in equity securities of U.S. and non-U.S. companies. Equity securities include common and preferred stock and other securities having equity characteristics, including convertible debt securities, stock options, warrants and rights.

         Responsibility for the overall management and supervision of the operations of the Company is vested in the individuals who serve as the Board of Managers of the Company (the "Board of Managers"). There are six members of the Board of Managers, one of whom is considered an "interested person" under the Act. The Company's investment adviser is Advantage Advisers Management, L.L.C., a Delaware limited liability company (the "Adviser"). The Adviser is a subsidiary of Oppenheimer Asset Management Inc. ("OAM") and an affiliate of Oppenheimer & Co. Inc. ("Oppenheimer"). The Adviser is responsible for managing the Company's investment activities pursuant to an investment advisory agreement  dated  June  5,  2003.  OAM is the  managing  member  of the
         Adviser, and Alkeon Capital Management L.L.C. ("Alkeon") is a non-managing member of the Adviser. Investment professionals employed by Alkeon, including Mr. Takis Sparaggis, who serves as the Company's portfolio manager, manage the Company's portfolio on behalf of the Adviser under the supervision of OAM. Oppenheimer has a minority profit participation interest in Alkeon.

         The acceptance of initial and additional contributions from Members is subject to approval by the Board of Managers. At a meeting held on November 1, 2004, the Board of Managers approved the acceptance of initial contributions to the Company from new members on or after January 1, 2005. The Company may from time to time offer to repurchase interests pursuant to written tenders by Members. Such repurchases will be made at such times and on such terms as may be determined by the Board of Managers, in its complete and exclusive discretion. The
         Adviser expects that generally it will recommend to the Board of Managers that the Company offer to repurchase interests from Members twice each year, effective at the end of the second fiscal quarter and again at the end of the year.

         Generally, except as provided under applicable law, a Member shall not be liable for the Company's debts, obligations and liabilities in any amount in excess of the capital account balance of such Member, plus such Member's share of undistributed profits and assets.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------

      2.  SIGNIFICANT ACCOUNTING POLICIES

         The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires the Adviser to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Adviser believes that the estimates utilized in preparing the Company's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

         A.  REVENUE RECOGNITION

         Securities transactions, including related revenue and expenses, are recorded on a trade-date basis, and dividends are recorded on the ex-dividend date, net of applicable withholding taxes. Interest income and expense are recorded on the accrual basis. Premiums and discounts on fixed income securities are amortized using the effective interest rate method.

         B.  PORTFOLIO VALUATION

         The Company's securities are valued at fair value in accordance with policies adopted by the Board of Managers, which are summarized below.

         (i) Domestic exchange traded securities (other than options and those securities traded on NASDAQ) shall be valued:

             (1) at their last composite sale prices as reported on the exchanges where those securities are traded; or

             (2) if no sales of those securities are reported on a particular day, the securities are valued based upon their composite bid prices for securities held long, or their composite asked prices for securities sold, not yet purchased, as reported by those exchanges.

         (ii)Securities traded on NASDAQ shall be valued:

             (1) at the NASDAQ Official Closing Price ("NOCP") (which is the last trade price at or before 4:00 p.m. (Eastern Time) adjusted up to NASDAQ's best offer price if the last traded price is below such bid and down to NASDAQ's best offer price if the last trade is above such offer price); or

             (2) if no NOCP is available, at the last sale price on the NASDAQ prior to the calculation of the net asset value of the Company; or

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------

      2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         B.  PORTFOLIO VALUATION (CONTINUED)

             (3) if no sale is shown on NASDAQ, at the bid price; or

             (4) if no sale is shown  and no bid price is  available,  the price will be deemed "stale" and the value will be determined in accordance with the fair valuation procedures set forth herein.

         Securities traded on a foreign securities exchange will be valued at their last sale prices on the exchange where such securities are primarily traded, or in the absence of a reported sale on a particular day, at their bid prices (in the case of securities held long) or asked prices (in the case of securities sold, not yet purchased) as reported by such exchange. Listed options will be valued at their bid prices (or asked prices in the case of listed written options) as reported by the exchange with the highest volume on the last day a trade was reported. Other securities for which market quotations are readily available will be valued at their bid prices (or asked prices in the case of securities sold, not yet purchased) as obtained from one or more dealers making markets for those securities. If market quotations are not readily available, securities and other assets will be valued at fair value as determined in good faith by, or under the supervision of, the Board of Managers.

         Debt securities are valued in accordance with the procedures described above, which with respect to such securities may include the use of valuations furnished by a pricing service which employs a matrix to determine valuation for normal institutional size trading units or consultation with brokers and dealers in such securities. The Board of Managers will periodically monitor the reasonableness of valuations provided by any such pricing service. Debt securities with remaining maturities of 60 days or less will, absent unusual circumstances, be valued at amortized cost, so long as such valuation is determined by the Board of Managers to represent fair value.

         All assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars using foreign exchange rates provided by a pricing service compiled as of 4:00 p.m. London time. Trading in foreign securities generally is completed, and the values of such securities are determined, prior to the close of securities markets in the U.S. Foreign exchange rates are also determined prior to such close. On occasion, the values of such securities and exchange rates may be affected by events occurring between the time such values or exchange rates are determined and the time that the net asset value of the Company is determined. When such events materially affect the values of securities held by the Company or its liabilities, such securities and liabilities will be valued at fair value as determined in good faith by, or under the supervision of, the Board of Managers.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------

      2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         B.  PORTFOLIO VALUATION (CONTINUED)

         Fair value shall take into account the relevant factors and surrounding circumstances, which may include: (i) the nature and pricing history (if any) of the security or other investment; (ii) whether any dealer quotations are available; (iii) possible valuation methodologies that could be used to determine fair value; (iv) the recommendation of the Adviser with respect to the valuation; (v) whether the same or similar securities or other investments are held by other accounts or other funds managed by the Adviser and the valuation method used by the Adviser with respect thereto; (vi) the extent to which the fair value to be determined will result from the use of data or formulae produced by third parties independent of the Adviser; and (vii) the liquidity or illiquidity of the market for the security or other investment.

         The fair value of the Company's assets and liabilities which qualify as financial instruments under Statement of Financial Accounting Standards No. 107, "Disclosures about Fair Value of Financial Instruments," approximates the carrying amounts presented in the Statement of Assets, Liabilities and Members' Capital.

         In September  2006,  the Financial  Accounting  Standards  Board (FASB)
         issued STATEMENT ON FINANCIAL STANDARDS NO. 157, "FAIR VALUE MEASUREMENTS" (FAS 157). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

         Various inputs are used in determining the value of the Company's investments. These inputs are summarized in the three broad levels listed below.

         Level 1 - observable market inputs that are unadjusted quoted prices for identical assets or liabilities in active markets.

         Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.).

         Level 3 -- significant unobservable inputs (including the Company's own assumptions in determining the fair value of investments).

         The  inputs  or  methodology  used  for  valuing   securities  are  not
         necessarily an indication of the risk associated with investing in these securities.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------

      2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         B.  PORTFOLIO VALUATION (CONTINUED)

         The following is a summary of the inputs used, as of June 30, 2008, in valuing the Company's assets at fair value.


                                                                          SECURITIES SOLD,             OTHER
                                                       INVESTMENTS             NOT YET               FINANCIAL
         VALUATION INPUTS                             IN SECURITIES           PURCHASED            INSTRUMENTS*
         ------------------                          ---------------      ----------------        --------------
         Level 1--Quoted Prices                       $ 624,683,165        $ (387,212,153)                 --

         Level 2--Other Significant
         Observable Inputs                                       --                (6,956)         $  400,409

         Level 3--Other Significant
         Unobservable Inputs                                     --                    --                  --
                                                     --------------       ---------------          ----------

         Total                                       $  624,683,165       $  (387,219,109)         $  400,409
                                                     ==============       ===============          ==========



         *Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at unrealized appreciation (depreciation) on the investment.

         C.  CASH EQUIVALENTS

         The Company treats all highly liquid financial instruments that mature within three months at the time of purchase as cash equivalents. At June 30, 2008, $72,190,785 in cash equivalents was held at PNC Bank.

         D.  INCOME TAXES

         The Company has reclassified ($4,652,106) and $294,116,842 from accumulated net investment loss and accumulated net realized gain on investments, respectively, to net capital contributions during the year ended December 31, 2007. This reclassification was a result of permanent book to tax differences to reflect, as an adjustment to net capital contributions, the amounts of taxable loss and net realized gain on investments that have been allocated to the Company's Members and had no effect on net assets.

         In June 2006, the Financial Accounting Standards Board (FASB) issued Interpretation 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes". This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. Management has analyzed the Company's tax positions taken on Federal income tax returns for all open tax years (tax years ended December 31, 2004-2007) for purposes of implementing FIN 48, and has concluded that a liability of $2,905,000 for income tax purposes is required in the Company's financial statements.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------

      2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         D.  INCOME TAXES (CONTINUED)

         The Company recognizes interest and penalties, if any, related to unrecognized tax benefits within country tax expense in the statement of operations. During the period, the Company did not incur any interest or penalties.

      3. ADMINISTRATION FEE, RELATED PARTY TRANSACTIONS AND OTHER

         Oppenheimer provides certain administrative services to the Company including, among other things, providing office space and other support services. In exchange for such services, the Company pays Oppenheimer a monthly administration fee of 0.08333% (1% on an annualized basis) of the Company's net assets determined as of the beginning of the month.

         During the six months ended June 30, 2008, Oppenheimer earned $25,092 as brokerage commissions from portfolio transactions executed on behalf of the Company. Mainsail Group, L.L.C., a broker-dealer affiliate of Alkeon, earned $918,693 as brokerage commissions from portfolio transactions executed on behalf of the Company.

         Net profits or net losses of the Company for each fiscal period are allocated among and credited to or debited against the capital accounts of all Members (but not the Special Advisory Member) as of the last day of each fiscal period in accordance with Members' respective investment percentages for the fiscal period. The Adviser, in its capacity as the Special Advisory Member of the Company, is entitled to receive an incentive allocation (the "Incentive Allocation"), charged to the capital account of each Member as of the last day of each allocation period, of 20% of the amount by which net profits, if any, exceed the positive balance in the Member's "loss recovery account." The Incentive Allocation is credited to the Special Advisory Account of the Adviser. By the last business day of the month following the date on which an Incentive Allocation is made, the Adviser may withdraw up to 100% of the Incentive Allocation that was credited to the Special Advisory Account with respect to the allocation period. During the six months ended June 30, 2008, an Incentive Allocation of $95,407 was credited to the Special Advisory Member's capital account and was included in withdrawals payable at June 30, 2008, in the Statement of Assets, Liabilities and Members' Capital. Based upon the profits for the six months ended June 30, 2008, the incentive allocation that would have been credited to the Special Advisory Account is $5,103,821. However, this amount is not reflected in the accompanying Statement of Changes in Members' Capital because the incentive allocation is credited at the end of the calendar year.

         Each member of the Board of Managers (each a "Manager") who is not an "interested person" of the Company, as defined by the Act, receives an annual retainer of $5,000 plus a fee for each meeting attended. The lead independent Manager receives an additional fee of $2,500. Managers who are "interested persons" do not receive any annual or other fee from the Company. Managers who are not "interested persons" are reimbursed by the Company for all reasonable out-of-pocket expenses incurred by them in performing their duties.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------

      3. ADMINISTRATION FEE, RELATED PARTY TRANSACTIONS AND OTHER (CONTINUED)

         PFPC Trust Company (the "Custodian") serves as custodian of the Company's assets.

         PNC Global Investment Servicing Inc. ("PNC"), formerly known as PFPC Inc., serves as investor services and accounting agent to the Company and in that capacity provides certain accounting, recordkeeping and investor related services. The Company pays PNC an accounting and investor services fee based primarily on the average net assets of the Company as of the last day of each month, payable monthly, subject to a minimum annual fee.

         Oppenheimer acts as the non-exclusive placement agent for the Company, without special compensation from the Company, and bears costs associated with its activities as placement agent. However, the placement agent is entitled to charge a sales commission of up to 3% (up to 3.1% of the amount invested) in connection with a purchase of interests, at its discretion. For the six months ended June 30, 2008, such sales commissions earned by Oppenheimer amounted to $116,660.

      4. INDEMNIFICATIONS

         The Company has entered into several contracts that contain routine indemnification clauses. The Company's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Company that have not yet occurred. However, based on experience, the Company expects the risk of loss to be remote.

      5. SECURITIES TRANSACTIONS

         Aggregate purchases and sales of investment securities, excluding short-term securities, for the six months ended June 30, 2008, amounted to $1,379,426,889 and $1,379,850,526, respectively. Aggregate purchases and sales of securities sold, not yet purchased, excluding short-term securities, for the six months ended June 30, 2008, amounted to $1,059,050,190 and $1,259,004,374, respectively.

         At  December  31,  2007,  the  aggregate  cost for  Federal  income tax
         purposes  of  portfolio   investments  and  securities  sold,  not  yet
         purchased was $674,962,863, and $291,428,268, respectively.

         For Federal income tax purposes, at December 31, 2007, accumulated net unrealized appreciation on portfolio investments and securities sold, not yet purchased was $55,382,407, consisting of $97,524,241 gross unrealized appreciation and $42,141,834 gross unrealized depreciation.

         Due from broker primarily represents proceeds from securities sold, not yet purchased, net of excess cash, held at the prime broker as of June 30, 2008.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------

      6. SHORT-TERM BORROWINGS

         The Company has the ability to trade on margin and, in that connection, borrow funds from brokers and banks for investment purposes. Trading in equity securities on margin involves an initial cash requirement representing at least 50% of the underlying security's value with respect to transactions in U.S. markets and varying percentages with respect to transactions in foreign markets. The Act requires the
         Company  to  satisfy  an  asset  coverage  requirement  of  300% of its indebtedness, including amounts borrowed, measured at the time the Company incurs the indebtedness. The Company pays interest on outstanding margin borrowings at an annualized rate of LIBOR plus 0.875%. The Company pledges securities as collateral for the margin borrowings, which are maintained in a segregated account held by the Custodian. For the six months ended June 30, 2008, the average daily amount of such borrowings was $1,894,588 and the daily weighted average annualized interest rate was 1.74%. The Company had borrowings outstanding at June 30, 2008, totaling $816,416 recorded as due to broker on the Statement of Assets, Liabilities and Members' Capital.

      7. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR CONCENTRATIONS OF CREDIT RISK

         In the normal course of business, the Company may trade various financial instruments and enter into various investment activities with off-balance sheet risk. These financial instruments include options, swaps and securities sold, not yet purchased. Generally, these financial instruments represent future commitments to purchase or sell other financial instruments at specific terms at specified future dates. Each of these financial instruments contains varying degrees of off-balance sheet risk whereby changes in the market value of the securities underlying the financial instruments may be in excess of the amounts recognized in the statement of assets, liabilities and members' capital.

         The Company maintains cash in bank deposit accounts which, at times, may exceed federally insured limits. The Company has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such bank deposits.

         Securities sold, not yet purchased represent obligations of the Company to deliver specified securities and thereby creates a liability to purchase such securities in the market at prevailing prices. Accordingly, these transactions result in off-balance sheet risk as the Company's ultimate obligation to satisfy the sale of securities sold, not yet purchased may exceed the amount indicated in the statement of assets, liabilities and members' capital. Primarily all investments in securities sold, not yet purchased and due from broker are positions with, and amounts due from, the prime broker, Morgan Stanley. Accordingly, the Company has a concentration of individual counterparty credit risk with the prime broker. The Company pledges securities in an account at PFPC Trust Company, for the benefit of the prime broker, to meet the margin requirement as determined by the prime broker.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------

      7. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR CONCENTRATIONS OF CREDIT RISK (CONTINUED)

         A swap is a contract under which two parties agree to make periodic payments to each other based on specified interest rates, an index or the value of some other instrument, applied to a stated, or "notional" amount. Swaps generally can be classified as interest rate swaps, currency swaps, commodity swaps or equity swaps which can also include contracts for difference, depending on the type of index or instrument used to calculate the payments. Such swaps would increase or decrease the Company's investment exposure to the particular interest rate, currency, commodity or equity involved. Securities associated with swaps are marked-to-market based on the Company's valuation procedures that are outlined in Section 2b of these notes. The change in value of swaps, including the periodic amounts of interest to be paid or received on swaps, is reported as unrealized gains or losses in the Statement of Operations. Net unrealized gains are reported as an asset and net unrealized losses are reported as a liability on the Statement of Assets, Liabilities and Members' Capital. A realized gain or loss is recorded upon payment or receipt of a periodic payment or termination of swap agreements.

         Most swap agreements entered into by the Company require the calculation of the obligations of the parties to the agreements on a "net basis." Consequently, current obligations (or rights) under a swap agreement generally will be equal to only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount").

         The Company is subject to the market risk associated with changes in the value of the underlying investment or instrument, as well as exposure to credit risk associated with counterparty non-performance on swap contracts. The risk of loss with respect to swaps is limited to the net amount of payments that the Company is contractually obligated to make. If the other party to a swap defaults, the Company's risk of loss consists of the net amount of payments that the Company contractually is entitled to receive, which may be different than the amounts recorded on the Statement of Assets, Liabilities and Members' Capital.

         The unrealized appreciation/depreciation, rather than the notional amount, represents the approximate future cash to be received or paid, respectively.

         The risk associated with purchasing an option is that the Company pays a premium whether or not the option is exercised. Additionally, the Company bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as investment securities.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------

      7. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR CONCENTRATIONS OF CREDIT RISK (CONTINUED)

         When the Company writes an option, the premium received by the Company is recorded as a liability and is subsequently adjusted to the current market value of the option written. If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Company has realized a gain or loss. In writing an option, the Company bears the market risk of an unfavorable change in the price of the security or index underlying the written option. Exercise of an option written by a counterparty could result in the Company selling or buying a security at a price different from the current market value. During for the six months ended June 30, 2008, the Company had no transactions in written options.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------

8. FINANCIAL HIGHLIGHTS

         The following represents the ratios to average net assets and other supplemental information for each period indicated:

                                       SIX MONTHS
                                          ENDED             YEAR ENDED             YEAR ENDED              YEAR ENDED
                                      JUNE 30, 2008        DECEMBER 31,           DECEMBER 31,            DECEMBER 31,
                                       (UNAUDITED)             2007                   2006                    2005
                                       ----------           ----------            -------------           -------------
Net assets, end of period
  (000s)                                $751,725             $690,957               $394,226                $360,816
Ratio of net investment
  loss to average
  net assets**                             (0.81%)***           (0.82%)                (0.58%)                 (0.91%)
Ratio of expenses to
  average net assets**                      2.94%***             2.46%                  2.54%                   2.33%
Ratio of incentive
  allocation to average
  net assets                                0.03%***            11.06%                  4.00%                   0.89%
Portfolio turnover                           220%                 360%                   546%                    365%
Total return - gross*                       3.09%               73.96%                 22.26%                  11.47%
Total return - net*                         2.47%               59.17%                 17.81%                   9.18%
Average debt ratio                          0.55%***             0.70%                  N/A                      N/A


                                       YEAR ENDED              YEAR ENDED
                                      DECEMBER 31,            DECEMBER 31,
                                          2004                    2003
                                      -------------           -------------
Net assets, end of period
  (000s)                                $389,761               $502,521
Ratio of net investment
  loss to average
  net assets**                             (1.35%)                (1.31%)
Ratio of expenses to
  average net assets**                      2.13%                  1.88%
Ratio of incentive
  allocation to average
  net assets                                   0%+                 5.29%
Portfolio turnover                           323%                   398%
Total return - gross*                      (6.58%)                41.66%
Total return - net*                        (6.58%)                33.33%
Average debt ratio                          0.77%                  0.70%


         * Total return assumes a purchase of an interest in the Company on the first day and a sale of the interest on the last day of the period noted, gross/net of incentive allocation to the Special Advisory Member, if any. The figures do not include any applicable sales charges imposed by the placement agent.

         ** Ratios do not reflect the effects of incentive allocation to the Special Advisory Member, if any.

         ***  Annualized

         N/A  Not applicable

         +    Less than 0.01%

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

NOTES TO FINANCIAL STATEMENTS - JUNE 30, 2008 (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------

      9. SUBSEQUENT EVENTS

         Subsequent to June 30, 2008 and through August 15, 2008, the Company received initial and additional capital contributions from Members of $22,501,990.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

SUPPLEMENTAL INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

I.       PROXY VOTING

A description of the policies and procedures that the Company uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling Oppenheimer Asset Management Inc. collect at 212-667-4225 and at the Securities and Exchange Commission's ("SEC"'s) website at http://www.sec.gov.

Information regarding how the Company voted proxies relating to portfolio securities during the period from June 30, 2004 through June 30, 2008 is available, without charge, upon request, by calling Oppenheimer Asset Management Inc. collect at 212-667-4225 and at the SEC's website at http://www.sec.gov.


II.      PORTFOLIO HOLDINGS

The Company files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Company's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


III.     APPROVAL OF INVESTMENT ADVISORY AGREEMENT

At a meeting held on March 7, 2008, the Board of Managers of the Company (the "Board") completed its annual consideration of, and approved the renewal of, the Company's investment advisory agreement with the Adviser.

In approving the renewal of the investment advisory agreement, the Board, including each of the Independent Managers, reviewed various written materials provided by the Adviser at the request of the Board and assessed: (i) the nature, extent and quality of the services provided to the Company; (ii) the investment performance of the Company relative to other comparable funds; (iii) advisory fees and other fees and expenses of the Company (including fee and expense information for comparable funds) and the profitability of the Adviser and its affiliates with respect to its relationship with the Company; (iv) the extent to which economies of scale would be realized as the Company's assets under management increase; and (v) whether advisory fee levels reflect any such economies of scale for the benefit of investors. The Board also approved the renewal of the administrative services agreement between the Company and Oppenheimer, an affiliate of the Adviser, which provides certain administrative services to the Company.

In  considering  the nature,  extent and  quality of  services  that the Adviser provides to the Company, the Board discussed with management staffing, resources, and the organizational structure of the various departments of Oppenheimer providing services to the Company. The Board also reviewed with management the investment management, compliance, regulatory, risk management, administration, accounting infrastructure and investor related services provided by the Adviser and Oppenheimer and reviewed the costs associated with

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------

providing these services. The Independent Managers had, over the previous twelve months, considered various matters, including: Oppenheimer's commitment to the advisory business, including the alternative investment advisory business, and its platform of proprietary products; the research and portfolio management capabilities of the personnel responsible for managing the Company's assets; the appropriateness of the Adviser's staffing levels and the commitment of resources to fund accounting and administration, shareholder services and regulatory compliance; the Adviser's oversight of third-party service providers; the Company's investment performance and the profitability of the Adviser attributable to providing services to the Company, among other matters.

Management provided to the Board information showing how the Company benefits from the services provided by the Adviser, including research and portfolio management services and also benefits from the administrative services and compliance infrastructure provided by the Adviser and Oppenheimer, as well as the nature, extent and quality of services provided by the Adviser.

In connection with its consideration of the investment advisory agreement, the Board also reviewed materials relating to the Company's investment performance on a quarterly basis. The Board also considered the Company's historical investment performance, including a comparison of such performance to the performance of similar funds and relevant indices. During the past year the investment performance of the Company had improved and the consensus of the Independent Managers was that during the past year the investment performance of the Company was competitive with its peers. The Independent Managers concluded that the fees paid to Oppenheimer and the Adviser were reasonable and appropriate and were within industry norms, based on the comparisons to similar funds. In particular, a fee comparison showed that the fees charged -- a 1.0% management fee and 20% incentive allocation -- are at the mid-to-lower end of industry norms for similar products. The indirect benefits received by the Adviser and its affiliates attributable to its relationships to the Company also were considered.

The Board also considered the advisory fees and current and historical expense ratios of the Company for the services provided by the Adviser and Oppenheimer under the investment advisory agreement and administrative services agreement, respectively. In this regard, the Board reviewed a comparison of the Company's fees and expenses to those of comparable registered funds, and concluded that the Company's fees were reasonable and appropriate. The Board also considered revenues received by the Adviser and Oppenheimer from the Company, including fees and incentive allocations, as well as data regarding the Adviser's financial condition, compensation and profitability, including related direct and indirect operating expenses relating to the Company and payments made to registered representatives of Oppenheimer for services they provide to investors. The Board noted that registered representatives of Oppenheimer continue to be paid out of Oppenheimer's resources for providing various investor services. Management also discussed with the Board the fact that the positive performance of the Company during the past year and the incentive allocations from the Company resulting from this performance have allowed Oppenheimer to provide additional compensation to financial advisers whose customers are invested in the Company, which has increased such financial advisers' interest in the Company as an investment option for their customers. The Board reviewed the

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

SUPPLEMENTAL INFORMATION (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------

methodology used to estimate these costs, as set forth in the profitability materials provided by management. It also considered the indirect benefits received by the Adviser and its affiliates attributable to their relationships to the Company.

Based in part on its review of information relating to the Company's fees and expenses and the profitability of the Adviser and its affiliates, the Board considered whether the Company's fees under the investment advisory agreement and administrative services agreement bear a reasonable relationship to the services provided by the Adviser and Oppenheimer.

With respect to whether the Company benefits from economies of scale in costs associated with services provided to the Company, the Board concluded that economies of scale are not being realized at the current asset levels.

Based on the considerations described above, the following conclusions and determinations were made by the Board, including all of the Independent
Managers:

1. the nature, extent and quality of the services provided by the Adviser are adequate and appropriate;

2. the fees paid to the Adviser and Oppenheimer are reasonable and appropriate in light of comparative expense and advisory fee information and benefits to be derived by the Adviser and Oppenheimer from their relationships with the Company;

3. the Adviser's fees are reasonable in light of the advisory fees charged by the Adviser (and other affiliates) and other investment advisers to similar investment vehicles receiving similar services and in light of the fact that absent any performance allocation, the expenses associated with providing services to the Company had exceeded in the past, and may exceed in the future, the fees payable by the Company;

4. economies of scale are not being realized by the Adviser or Oppenheimer at current asset levels; and

5. the approval of the renewal of the Company's investment advisory agreement and administrative services agreement for an additional annual period is in the best interests of the Company and its members.

ITEM 2. CODE OF ETHICS.

Not applicable.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEM 6. INVESTMENTS.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b) Not applicable.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant's most recently filed annual report on Form N-CSR.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

  (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


  (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

  (a)(1) Not applicable.

  (a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

  (a)(3) Not applicable.

  (b)    Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) Advantage Advisers Xanthus Fund, LLC
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Bryan McKigney
                         -------------------------------------------------------
                           Bryan McKigney, Principal Executive Officer
                           (principal executive officer)

Date         September 3, 2008
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bryan McKigney
                         -------------------------------------------------------
                           Bryan McKigney, Principal Executive Officer
                           (principal executive officer)

Date         September 3, 2008
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Vineet Bhalla
                         -------------------------------------------------------
                           Vineet Bhalla, Chief Financial Officer
                           (principal financial officer)

Date         September 3, 2008
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.